Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (1,899,122)	$ (2,348,771)	$ (10,471,889)	$ (17,505,765)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation expense	276,522	273,087	1,108,186	1,769,621
Impairment of fixed assets			105,506	258,114
Impairment of goodwill and other intangible assets				2,636,402
Amortization of bond premium and realized loss on investments in debt securities		21,737	34,556	52,096
Amortization of operating lease - right-of-use asset	57,852	55,038	224,388
Amortization of operating lease - right-of-use asset - related party	18,388		30,160
Amortization of debt discount	535,182		1,403,244
Amortization of intangible assets	111,667			482,064
Bad debt expense		3,121	83,564	17,489
Warrants issued for services rendered
Stock issued for services			309,781	717,759
Stock issued for services - related parties	147,334	192,061	1,215,365	694,524
Loss on debt extinguishment - related party			291,000
(Increase) in:
Accounts Receivable	(341,584)	(219,739)	(509,212)	(688,425)
Inventory	(19,907)	5,176	17,191	(104,905)
Prepaids and other	(287,289)	(17,232)	108,442	(147,845)
Deposits			3,674
Increase in:
Accounts payable and accrued expenses	373,905	(432,838)	(411,204)	677,114
Accounts payable and accrued expenses - related party	64,783		72,428
Operating lease liability	(48,781)	(45,057)	(230,014)	24,240
Operating lease liability - related party	(17,431)		(28,563)
Net cash used in operating activities	(1,140,148)	(2,513,417)	(6,643,397)	(11,599,581)
Investing activities
Proceeds from sale of marketable debt securities		1,150,928	2,130,116	1,151,186
Cash Paid to EzFill Holdings, Inc.				(321,250)
Acquisition of vehicle	(11,667)		40,616	(3,258,417)
Net cash used in investing activities	(11,667)	1,150,928	2,170,732	(2,428,481)
Financing activities
Proceeds from notes payable - related party			250,000	2,191,308
Proceeds from line of credit				1,000,000
Proceeds from stock issued for cash		25,308	25,308
Cash paid for direct offering costs		(25,308)	(25,308)
Repayments on line of credit			(1,000,000)
Repayments on notes payable	(276,557)	(199,723)	(945,243)
Repayments on loan payable - related party			(262,500)	(657,719)
Net cash provided by financing activities	973,443	(199,723)	2,632,857	2,533,589
Net increase (decrease) in cash	(178,372)	(1,562,212)	(1,839,808)	(11,494,473)
Cash and cash equivalents - beginning of year	226,985	2,066,793	2,066,793	13,561,266
Cash and cash equivalents - end of year	48,613	504,581	226,985	2,066,793
Supplemental disclosure of cash flow information
Cash paid for interest	64,567	31,735	178,944	101,075
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Debt discount in connection with the issuance of notes payable - related party	470,893
Debt discount in connection with notes payable			1,621,650
Proceeds from notes payable - related parties			4,590,600
Realized gains on sale of investments in debt securities - elimination of AOCL			44,590
True up notes payable and vehicle balances for actual borrowings			24,664
Right-of-use asset obtained in exchange for new operating lease liability – related party			316,557
Depreciation expense	276,522	273,087	1,108,186	1,769,621
Next NRG Holding Corp [Member]
Operating activities
Net loss	(415,876)	(900)	(596,039)	(13,715)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation expense			9,992
Accretion Income			(178,525)
Imputed Interest – Related Party	742		74,559	1,732
Amortization of debt discount	438,393
Amortization of intangible assets	111,667		0
Recognition of stock based compensation (Series A and B common stock)	190,312
Unrealized loss on marketable securities - related party	(19,758)
Unrealized loss on marketable securities - related party	19,758
(Increase) in:
Accrued interest receivable - related party	(64,831)
Note receivable – related party			(55,538)	(1,556)
Increase in:
Accounts payable and accrued expenses	5,636		68,525	2,632
Accounts payable and accrued expenses - related party	235,717
Net cash used in operating activities	107,592	(900)	(677,026)	(10,907)
Investing activities
Cash Paid to EzFill Holdings, Inc.	(1,550,000)		(2,350,000)
Advances - related party	(1,250,000)
Acquisition of marketable securities - related party	(345,893)
Acquisition of vehicle			(88,734)
Net cash used in investing activities	(3,145,893)		(2,615,155)
Financing activities
Repayments on notes payable	(1,331,250)
Borrowings on debt - related party			3,835,000
Proceeds from issuance of Series X preferred stock - related party	1
Net cash provided by financing activities	2,533,751		3,835,000
Net increase (decrease) in cash	(504,550)	(900)	542,819	(10,907)
Cash and cash equivalents - beginning of year	544,276	1,457	1,457	12,364
Cash and cash equivalents - end of year	39,726	557	544,276	1,457
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Debt discount in connection with notes payable	1,227,500
Cash Received from NR- The Farkas Group			73,579
Escrow Deposit on Future Acquisition			(250,000)
Accretion income on notes receivable - related party	(418,724)
Depreciation expense	4,798		9,992
Acquisition of Stat-EI, Inc.	3,700,000
Original issue discount on notes receivable - related party	125,000
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operations:
Accretion Income	(418,724)	0
Recognition of stock based compensation (Series A and B common stock)			1,215,365	$ 694,524
Loss on debt extinguishment - related party			$ 291,000
Financing activities
Proceeds from notes payable - related party	1,250,000
Related Party [Member] | Next NRG Holding Corp [Member]
Adjustments to reconcile net loss to net cash used in operations:
Unrealized loss on marketable securities - related party	(19,758)
Unrealized loss on marketable securities - related party	19,758
Financing activities
Proceeds from notes payable - related party	1,365,000
Nonrelated Party [Member] | Next NRG Holding Corp [Member]
Financing activities
Proceeds from notes payable - related party	$ 2,500,000